Condensed Consolidated Balance Sheets (Parentheticals) - Class A Ordinary Shares - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued	43,301,723	34,677,492
Ordinary shares, shares outstanding (in Shares)	43,301,723	34,677,492